SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER FINANCE LEASE (Details) - JPY (¥) ¥ in Thousands	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Total undiscounted lease payments	¥ 13,535
Less: imputed interest	(241)
Present value of finance lease liabilities	13,294	¥ 18,513	¥ 17,686	¥ 12,587
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease payments	4,300
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease payments	2,817
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease payments	5,700
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease payments	¥ 718